 Phoenix Life Variable Universal Life   PHLVIC Variable Universal Life Account
 Account
 The Phoenix Edge(R)                    The Phoenix Edge(R) - SVUL
 The Phoenix Edge(R) - SPVL             The Phoenix Edge(R) - VUL
 Flex Edge                              Phoenix Express VUL/SM/
 Flex Edge Success(R)                   Phoenix Express VUL/SM/ with GMWB
 Joint Edge(R)
 Individual Edge(R)
 Estate Edge(R)
 Estate Strategies
 Corporate Edge
 Executive Benefit VUL
 Phoenix Executive VUL(R)
 Phoenix Express VUL/SM/
 Phoenix Express VUL/SM/ with GMWB

 Phoenix Life Variable Accumulation     PHL Variable Accumulation Account
 Account
 Big Edge/ /                            The Big Edge Choice(R)
 The Big Edge Plus(R)                   The Phoenix Edge(R) - VA
 Group Strategic Edge(R)                Phoenix Spectrum Edge(R)
 The Big Edge Choice(R) for New York    Retirement Planner's Edge
 The Phoenix Edge(R) - VA for New York  Freedom Edge(R)
 Phoenix Spectrum Edge(R)               Phoenix Premium Edge(R)
 Retirement Planner's Edge              Phoenix Income Choice(R)
 Freedom Edge(R)                        Phoenix Investor's Edge(R)
 Phoenix Income Choice(R)               Phoenix Asset Manager
 Phoenix Investor's Edge(R)             Phoenix Dimensions(R)
 Phoenix Asset Manager
 Phoenix Dimensions(R)

 Phoenix Life and Annuity Variable      PHL Variable Accumulation Account II
 Universal Life Account
 Corporate Edge                         Phoenix Portfolio Advisor/SM/
 Executive Benefit VUL

                          Supplement to Prospectuses

This supplement should be read with the currently effective prospectus, along with any supplements to the currently effective prospectus, for the above listed variable annuity and variable universal life products.

     1.Certain investment option and trust names have changed. The names shown in the list of investment options or trusts containing investment options on the first page of your prospectus are revised as follows:

-------------------------------------------------------------------------------------

                 Old Name                                   New Name
-------------------------------------------------------------------------------------
DWS Scudder Investments VIT Funds - Class A  DWS Investments VIT Funds - Class A
-------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio        Lazard Retirement U.S. Small Cap Equity
                                             Portfolio*
-------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------

          * The Lazard Retirement U.S. Small Cap Equity Portfolio is not available in Phoenix Portfolio Advisor/sm/

 TF1021                                                                    1

     2.Effective September 15, 2008, the subadvisors to Phoenix Small-Cap
       Growth Series (formerly Phoenix-Alger Small-Cap Growth Series) and Phoenix Capital Growth Series are changed. Accordingly, the following changes are made to the "Appendix A - Investment Options" section of the prospectus:

.. The following portions of the "Appendix A - Investment Options" section of your prospectus are deleted:

----------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio/1,3*/          Long term capital appreciation
----------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series      Long-term capital growth

----------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series              Intermediate and long-term capital appreciation
                                             with income as a secondary consideration

----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio/1,3*/       Lazard Asset Management, LLC
-------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series      Phoenix Variable Advisors, Inc.
                                             Subadvisor: Fred Alger Management, Inc.
-------------------------------------------------------------------------------------
  Phoenix Capital Growth Series              Phoenix Variable Advisors, Inc.
                                             Subadvisor: Harris Investment
                                             Management, Inc.
-------------------------------------------------------------------------------------

.. The following disclosure is added to the "Appendix A - Investment Options" section of your prospectus:*

--------------------------------------------------------------------------------------------------------------------------

Lazard Retirement U.S. Small Cap Equity
           Portfolio/1,3*/                       Long term capital appreciation            Lazard Asset Management, LLC
--------------------------------------------------------------------------------------------------------------------------
   Phoenix Capital Growth Series         Intermediate and long-term capital appreciation  Phoenix Variable Advisors, Inc.
                                         with income as a secondary consideration         Subadvisor: Neuberger Berman
                                                                                          Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
   Phoenix Small-Cap Growth Series       Long-term capital growth                         Phoenix Variable Advisors, Inc.
                                                                                          Subadvisor: Neuberger Berman
                                                                                          Management, Inc.
--------------------------------------------------------------------------------------------------------------------------

* The Lazard Retirement U.S. Small Cap Equity Portfolio is not available in Phoenix Portfolio Advisor/sm/

Date: September 16, 2008  Keep this supplement for future reference.

 TF1021                                                                    2